Stock-based Compensation (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Stock Option Activity

The following table summarizes stock option activity for the Company:

Options in thousands	Options	Weighted - average exercise price
Outstanding at December 31, 2011	283	$44.93
Exercised	—	$—
Granted	40	$96.20
Forfeited/expired	(6)	$146.66
Cancelled	—	$—

Outstanding at December 29, 2012	317	$49.28

Vested or expected to vest at December 29, 2012	317	$49.28

Exercisable at December 29, 2012	277	$42.58

Summary of Fair Value Stock Option Assumptions	The following key assumptions were used to value options issued:

2012
Expected life	6.1 years
Expected volatility	68.8%
Dividend yield	—
Risk-free interest rate	1.0%

Schedule of LTIP Award Activity

The following table summarizes 2010 LTIP and 2012 LTIP award activity for the Company:

Units in thousands	2010 LTIP	2012 LTIP
Outstanding at December 31, 2011	43	—
Granted	—	66
Forfeited/Expired	—	—
Settled/Paid	(43)	—
Cancelled	—	—

Outstanding at December 29, 2012	—	66

Vested or expected to vest at December 29, 2012	—	27